Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Long-term Debt		$ 2,370.1					$ 2,312.5									$ 2,370.1		$ 2,312.5
Income Statement [Abstract]
Net sales	1,198.1	1,143.2		1,124.1	1,101.8		1,198.8		1,234.5	1,035.3	1,177.1					4,567.2		4,645.7		4,248.3
Cost of products sold																2,429.3		2,500.0		2,229.0
Gross profit	564.5	527.4		528.8	517.2		546.0		573.0	471.1	555.6					2,137.9		2,145.7		2,019.3
Selling, general and administrative expense																895.1		856.1		765.7
Advertising and sales promotion expense																449.5		524.0		461.3
Research and development expense																112.5		108.3		97.1
Household Products restructuring	(7.6)	0.3		0.4	1.2		15.3		16.9	30.0	1.3					(6.8)		79.0		0
Interest expense/(income)																127.3		141.3		125.4
Intercompany interest (income)/expense																0		0		0
Other financing items (income)/expense, net																(5.1)		31.0		26.4
Intercompany service fees																0		0		0
Equity in earnings of subsidiaries																0		0		0
Earnings before income taxes	208.4			88.8	113.0				100.9	61.0	162.5					565.4		406.0		543.4
Income taxes																156.5		144.8		140.4
Net earnings	143.8	117.0		70.2	77.9		45.8		65.9	39.1	110.4					408.9		261.2		403.0
Current Assets
Cash and cash equivalents		718.5					471.2									718.5		471.2		629.7
Trade receivables, net		676.7	[1]				709.8	[2]								676.7	[1]	709.8	[2]
Inventories		672.4					653.4									672.4		653.4
Other current assets		455.0					426.3									455.0		426.3
Total current assets		2,522.6		2,464.6	2,393.6	2,293.9	2,260.7					2,393.6		2,464.6		2,522.6		2,260.7
Investment in subsidiaries		0					0									0		0
Intercompany receivables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes receivable		0					0	[3]								0		0	[3]
Property, plant and equipment, net		848.5					885.4									848.5		885.4
Goodwill		1,469.5					1,475.3									1,469.5		1,475.3
Other Intangible assets, net		1,853.7					1,878.2									1,853.7		1,878.2
Other noncurrent assets		36.9					31.9									36.9		31.9
Total assets		6,731.2		6,667.1	6,631.7	6,523.6	6,531.5					6,631.7		6,667.1		6,731.2		6,531.5
Liabilities [Abstract]
Current liabilities		1,307.5		1,176.9	1,444.2	1,452.8	1,027.4					1,444.2		1,176.9		1,307.5		1,027.4
Intercompany payables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes payable		0					0	[3]								0		0	[3]
Long-term debt		2,138.6					2,206.5									2,138.6		2,206.5
Other noncurrent liabilities		1,215.6					1,196.3									1,215.6		1,196.3
Total liabilities		4,661.7		4,494.8	4,413.7	4,433.2	4,430.2					4,413.7		4,494.8		4,661.7		4,430.2
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,069.5		2,172.3	2,218.0	2,090.4	2,101.3					2,218.0		2,172.3		2,069.5		2,101.3		2,099.6
Total liabilities and shareholders' equity		6,731.2					6,531.5									6,731.2		6,531.5
Cash flow from operating activities
Net cash flow from operating activities						27.8					(1.0)	226.7	105.9	346.8	176.4	631.6		412.5		652.4
Cash flow from investing activities
Capital expenditures																(111.0)		(98.0)		(108.7)
Proceeds from sale of assets																19.3		7.6		0.8
Acquisition, net of cash acquired																0		(267.1)		0
Proceeds from intercompany notes																0		0		0
Payments for intercompany notes																0		0
Intercompany receivable/payable, net																0		0		0
Proceeds from return of capital																0		0		0
Payments for equity contributions																0		0		0
Other, net																(3.2)		(6.0)		(5.4)
Net cash used by investing activities						(2.6)					(288.4)	(35.9)	(306.5)	(60.4)	(332.2)	(94.9)		(363.5)		(113.3)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																498.6		600.0		0
Cash payments on debt with original maturities greater than 90 days																(441.0)		(576.0)		(101.0)
Payment of debt issue cost																(4.3)		(7.6)		0
Net increase/(decrease) in debt with original maturities of 90 days or less																100.9		45.7		(151.9)
Proceeds from intercompany notes																0		0
Payments for intercompany notes																0		0		0
Common stock purchased																(417.8)		(276.0)		0
Proceeds from issuance of common stock																3.0		8.2		12.6
Excess tax benefits from share-based payments																2.2		3.7		5.8
Cash dividends paid																(24.9)		0		0
Intercompany receivable/payable, net																0		0		0
Proceeds for equity contributions																0		0		0
Capital (contribution)/return																0		0		0
Payment for intercompany equity distribution																0		0		0
Net cash from/(used by) financing activities						(14.9)					108.7	(99.7)	41.7	(109.9)	20.9	(283.3)		(202.0)		(234.5)
Effect of exchange rate changes on cash																(6.1)		(5.5)		(34.2)
Net increase/(decrease) in cash and cash equivalents																247.3		(158.5)		270.4
Cash and cash equivalents, beginning of period	718.5					471.2					629.7	471.2	629.7	471.2	629.7	471.2		629.7		359.3
Cash and cash equivalents, end of period		718.5					471.2									718.5		471.2		629.7
Parent Company [Member]
Income Statement [Abstract]
Net sales																0		0		0
Cost of products sold																0		0		0
Gross profit																0		0		0
Selling, general and administrative expense																0.2		0		0
Advertising and sales promotion expense																0		0		0
Research and development expense																0		0		0
Household Products restructuring																0		0
Interest expense/(income)																122.6		137.1		121.5
Intercompany interest (income)/expense																(119.5)		(134.5)		(119.5)
Other financing items (income)/expense, net																0		0		(0.1)
Intercompany service fees																0		0		0
Equity in earnings of subsidiaries																(414.3)		(271.2)		(412.5)
Earnings before income taxes	144.8			70.4	78.3				66.4	39.7	111.4					411.0		268.6		410.6
Income taxes																2.1		7.4		7.6
Net earnings	143.8			70.2	77.9				65.9	39.1	110.4					408.9		261.2		403.0
Current Assets
Cash and cash equivalents		4.0					0									4.0		0		211.5
Trade receivables, net		0	[1]				0	[2]								0	[1]	0	[2]
Inventories		0					0									0		0
Other current assets		0.4					21.1									0.4		21.1
Total current assets		4.4		70.9	44.5	34.8	21.1					44.5		70.9		4.4		21.1
Investment in subsidiaries		6,552.5					6,177.9									6,552.5		6,177.9
Intercompany receivables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes receivable		2,413.3					2,347.6	[3]								2,413.3		2,347.6	[3]
Property, plant and equipment, net		0					0									0		0
Goodwill		0					0									0		0
Other Intangible assets, net		0					0									0		0
Other noncurrent assets		12.4					10.4									12.4		10.4
Total assets		8,982.6		8,920.5	8,812.2	8,667.8	8,557.0					8,812.2		8,920.5		8,982.6		8,557.0
Liabilities [Abstract]
Current liabilities		300.0		265.3	582.4	562.8	141.1					582.4		265.3		300.0		141.1
Intercompany payables, net		4,418.5	[3]				4,060.1	[3]								4,418.5	[3]	4,060.1	[3]
Intercompany notes payable		0					0	[3]								0		0	[3]
Long-term debt		2,138.6					2,206.5									2,138.6		2,206.5
Other noncurrent liabilities		56.0					48.0									56.0		48.0
Total liabilities		6,913.1		6,748.2	6,594.2	6,577.4	6,455.7					6,594.2		6,748.2		6,913.1		6,455.7
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,069.5		2,172.3	2,218.0	2,090.4	2,101.3					2,218.0		2,172.3		2,069.5		2,101.3
Total liabilities and shareholders' equity		8,982.6					8,557.0									8,982.6		8,557.0
Cash flow from operating activities
Net cash flow from operating activities						3.8					(3.4)	5.9	(8.7)	(17.3)	(31.8)	87.4		5.5		12.5
Cash flow from investing activities
Capital expenditures																0		0		0
Proceeds from sale of assets																0		0		0
Acquisition, net of cash acquired																		(301.0)
Proceeds from intercompany notes																441.0		576.0		101.0
Payments for intercompany notes																(498.6)		(600.0)
Intercompany receivable/payable, net																0		0		0
Proceeds from return of capital																0		0		0
Payments for equity contributions																0		0		0
Other, net																0		0		0
Net cash used by investing activities						1.5					(204.5)	3.0	(268.0)	(67.1)	(326.5)	(57.6)		(325.0)		101.0
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																498.6		600.0
Cash payments on debt with original maturities greater than 90 days																(441.0)		(576.0)		(101.0)
Payment of debt issue cost																(4.3)		(7.6)
Net increase/(decrease) in debt with original maturities of 90 days or less																0		0		0
Proceeds from intercompany notes																0		0
Payments for intercompany notes																0		0		0
Common stock purchased																(417.8)		(276.0)
Proceeds from issuance of common stock																3.0		8.2		12.6
Excess tax benefits from share-based payments																2.2		3.7		5.8
Cash dividends paid																(24.9)
Intercompany receivable/payable, net																358.4		355.7		97.6
Proceeds for equity contributions																0		0		0
Capital (contribution)/return																0		0		0
Payment for intercompany equity distribution																0		0		0
Net cash from/(used by) financing activities						1.2					48.4	(3.9)	65.2	84.4	160.8	(25.8)		108.0		15.0
Effect of exchange rate changes on cash																0		0		0
Net increase/(decrease) in cash and cash equivalents																4.0		(211.5)		128.5
Cash and cash equivalents, beginning of period	4.0					0					211.5	0	211.5	0	211.5	0		211.5		83.0
Cash and cash equivalents, end of period		4.0					0									4.0		0		211.5
Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales																2,773.5		2,775.2		2,551.9
Cost of products sold																1,691.9		1,658.4		1,483.1
Gross profit																1,081.6		1,116.8		1,068.8
Selling, general and administrative expense																452.2		420.4		379.5
Advertising and sales promotion expense																249.9		285.9		274.3
Research and development expense																112.3		108.2		97.0
Household Products restructuring																0.4		3.0
Interest expense/(income)																(0.5)		(2.4)		(1.4)
Intercompany interest (income)/expense																118.7		133.7		118.2
Other financing items (income)/expense, net																(0.5)		2.0		1.3
Intercompany service fees																12.8		10.6		16.9
Equity in earnings of subsidiaries																(315.1)		(153.6)		(266.5)
Earnings before income taxes	175.0			67.2	91.1				85.3	50.7	138.6					451.4		309.0		449.5
Income taxes																60.2		64.6		52.3
Net earnings	139.3			65.9	78.1				63.1	37.7	107.4					391.2		244.4		397.2
Current Assets
Cash and cash equivalents		9.2					4.3									9.2		4.3		2.5
Trade receivables, net		4.1	[1]				15.3	[2]								4.1	[1]	15.3	[2]
Inventories		341.4					318.7									341.4		318.7
Other current assets		210.8					243.7									210.8		243.7
Total current assets		565.5		586.9	627.7	594.3	582.0					627.7		586.9		565.5		582.0
Investment in subsidiaries		1,760.8					1,430.6									1,760.8		1,430.6
Intercompany receivables, net		4,249.9	[3]				4,046.7	[3]								4,249.9	[3]	4,046.7	[3]
Intercompany notes receivable		22.4					24.4	[3]								22.4		24.4	[3]
Property, plant and equipment, net		553.1					574.8									553.1		574.8
Goodwill		1,104.9					1,105.0									1,104.9		1,105.0
Other Intangible assets, net		1,646.8					1,664.3									1,646.8		1,664.3
Other noncurrent assets		9.7					11.1									9.7		11.1
Total assets		9,913.1		9,836.3	9,644.4	9,493.7	9,438.9					9,644.4		9,836.3		9,913.1		9,438.9
Liabilities [Abstract]
Current liabilities		372.2		418.9	367.3	318.0	399.1					367.3		418.9		372.2		399.1
Intercompany payables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes payable		2,424.3					2,353.5	[3]								2,424.3		2,353.5	[3]
Long-term debt		0					0									0		0
Other noncurrent liabilities		954.7					975.9									954.7		975.9
Total liabilities		3,751.2		3,783.8	3,698.7	3,647.1	3,728.5					3,698.7		3,783.8		3,751.2		3,728.5
Shareholders' equity
Stockholders' Equity Attributable to Parent		6,161.9		6,052.5	5,945.7	5,846.6	5,710.4					5,945.7		6,052.5		6,161.9		5,710.4
Total liabilities and shareholders' equity		9,913.1					9,438.9									9,913.1		9,438.9
Cash flow from operating activities
Net cash flow from operating activities						45.2					51.7	145.5	73.5	190.4	148.0	275.9		298.3		389.2
Cash flow from investing activities
Capital expenditures																(73.4)		(55.4)		(57.0)
Proceeds from sale of assets																2.0		5.0		0.1
Acquisition, net of cash acquired																		11.1
Proceeds from intercompany notes																2.8		38.0		26.1
Payments for intercompany notes																0		0
Intercompany receivable/payable, net																(358.4)		(355.7)		(97.6)
Proceeds from return of capital																0.7		4.0		2.0
Payments for equity contributions																(3.1)		(12.8)		(5.5)
Other, net																(1.1)		(4.8)		(4.9)
Net cash used by investing activities						(153.7)					(143.4)	(171.2)	(172.5)	(283.1)	(234.6)	(430.5)		(370.6)		(136.8)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																0		0
Cash payments on debt with original maturities greater than 90 days																0		0		0
Payment of debt issue cost																0		0
Net increase/(decrease) in debt with original maturities of 90 days or less																(8.1)		15.1		(5.1)
Proceeds from intercompany notes																503.6		600.0
Payments for intercompany notes																(441.0)		(576.0)		(101.0)
Common stock purchased																0		0
Proceeds from issuance of common stock																0		0		0
Excess tax benefits from share-based payments																0		0		0
Cash dividends paid																0
Intercompany receivable/payable, net																105.0		35.0		(147.5)
Proceeds for equity contributions																0		0		0
Capital (contribution)/return																0		0		0
Payment for intercompany equity distribution																0		0		0
Net cash from/(used by) financing activities						118.7					97.7	28.1	101.8	92.9	89.2	159.5		74.1		(253.6)
Effect of exchange rate changes on cash																0		0		0
Net increase/(decrease) in cash and cash equivalents																4.9		1.8		(1.2)
Cash and cash equivalents, beginning of period	9.2					4.3					2.5	4.3	2.5	4.3	2.5	4.3		2.5		3.7
Cash and cash equivalents, end of period		9.2					4.3									9.2		4.3		2.5
Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Net sales																2,433.3		2,444.5		2,229.3
Cost of products sold																1,373.8		1,418.4		1,270.1
Gross profit																1,059.5		1,026.1		959.2
Selling, general and administrative expense																442.7		435.7		386.2
Advertising and sales promotion expense																200.7		240.8		188.8
Research and development expense																0.2		0.1		0.1
Household Products restructuring																(7.2)		76.0
Interest expense/(income)																5.2		6.6		5.3
Intercompany interest (income)/expense																0.8		0.8		1.3
Other financing items (income)/expense, net																(4.5)		29.0		25.2
Intercompany service fees																(12.8)		(10.6)		(16.9)
Equity in earnings of subsidiaries																0		0		0
Earnings before income taxes	125.5			88.6	83.6				49.3	41.6	86.8					434.4		247.7		369.2
Income taxes																96.2		71.1		83.6
Net earnings	97.5			71.7	65.1				37.4	33.6	67.6					338.2		176.6		285.6
Current Assets
Cash and cash equivalents		705.3					466.9									705.3		466.9		415.7
Trade receivables, net		672.6	[1]				694.5	[2]								672.6	[1]	694.5	[2]
Inventories		362.1					363.8									362.1		363.8
Other current assets		232.9					183.0									232.9		183.0
Total current assets		1,972.9		1,893.0	1,786.3	1,716.3	1,708.2					1,786.3		1,893.0		1,972.9		1,708.2
Investment in subsidiaries		0					0									0		0
Intercompany receivables, net		168.6	[3]				13.4	[3]								168.6	[3]	13.4	[3]
Intercompany notes receivable		11.0					5.9	[3]								11.0		5.9	[3]
Property, plant and equipment, net		295.4					310.6									295.4		310.6
Goodwill		364.6					370.3									364.6		370.3
Other Intangible assets, net		206.9					213.9									206.9		213.9
Other noncurrent assets		14.8					10.4									14.8		10.4
Total assets		3,034.2		2,825.6	2,790.5	2,780.5	2,632.7					2,790.5		2,825.6		3,034.2		2,632.7
Liabilities [Abstract]
Current liabilities		635.2		552.1	527.6	600.4	518.1					527.6		552.1		635.2		518.1
Intercompany payables, net		0	[3]				0	[3]								0	[3]	0	[3]
Intercompany notes payable		22.4					24.4	[3]								22.4		24.4	[3]
Long-term debt		0					0									0		0
Other noncurrent liabilities		204.9					172.4									204.9		172.4
Total liabilities		862.5		739.2	725.2	793.5	714.9					725.2		739.2		862.5		714.9
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,171.7		2,086.4	2,065.3	1,987.0	1,917.8					2,065.3		2,086.4		2,171.7		1,917.8
Total liabilities and shareholders' equity		3,034.2					2,632.7									3,034.2		2,632.7
Cash flow from operating activities
Net cash flow from operating activities						(13.6)					1.4	104.3	106.7	207.6	134.2	327.4		232.8		337.5
Cash flow from investing activities
Capital expenditures																(37.6)		(42.6)		(51.7)
Proceeds from sale of assets																17.3		2.6		0.7
Acquisition, net of cash acquired																		22.8
Proceeds from intercompany notes																0		0		0
Payments for intercompany notes																(5.0)		0
Intercompany receivable/payable, net																(105.0)		(35.0)		147.5
Proceeds from return of capital																0		0		0
Payments for equity contributions																0		0		0
Other, net																(2.1)		(1.2)		(0.5)
Net cash used by investing activities						(98.9)					(156.5)	(28.6)	(128.3)	(35.4)	(67.8)	(132.4)		(53.4)		96.0
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																0		0
Cash payments on debt with original maturities greater than 90 days																0		0		0
Payment of debt issue cost																0		0
Net increase/(decrease) in debt with original maturities of 90 days or less																109.0		30.6		(146.8)
Proceeds from intercompany notes																0		0
Payments for intercompany notes																(2.8)		(38.0)		(26.1)
Common stock purchased																0		0
Proceeds from issuance of common stock																0		0		0
Excess tax benefits from share-based payments																0		0		0
Cash dividends paid																0
Intercompany receivable/payable, net																0		0		0
Proceeds for equity contributions																3.1		12.8		5.5
Capital (contribution)/return																(0.7)		(4.0)		(2.0)
Payment for intercompany equity distribution																(59.1)		(124.1)		(86.8)
Net cash from/(used by) financing activities						106.1					127.9	8.0	71.4	4.1	(6.4)	49.5		(122.7)		(256.2)
Effect of exchange rate changes on cash																(6.1)		(5.5)		(34.2)
Net increase/(decrease) in cash and cash equivalents																238.4		51.2		143.1
Cash and cash equivalents, beginning of period	705.3					466.9					415.7	466.9	415.7	466.9	415.7	466.9		415.7		272.6
Cash and cash equivalents, end of period		705.3					466.9									705.3		466.9		415.7
Energizer Receivables Funding Corp. [Member]
Current Assets
Trade receivables, net		369.1					373.0									369.1		373.0
Consolidation, Eliminations [Member]
Income Statement [Abstract]
Net sales																(639.6)		(574.0)		(532.9)
Cost of products sold																(636.4)		(576.8)		(524.2)
Gross profit																(3.2)		2.8		(8.7)
Selling, general and administrative expense																0		0		0
Advertising and sales promotion expense																(1.1)		(2.7)		(1.8)
Research and development expense																0		0		0
Household Products restructuring																0		0
Interest expense/(income)																0		0		0
Intercompany interest (income)/expense																0		0		0
Other financing items (income)/expense, net																(0.1)		0		0
Intercompany service fees																0		0		0
Equity in earnings of subsidiaries																729.4		424.8		679.0
Earnings before income taxes	(236.9)			(137.4)	(140.0)				(100.1)	(71.0)	(174.3)					(731.4)		(419.3)		(685.9)
Income taxes																(2.0)		1.7		(3.1)
Net earnings	(236.8)			(137.6)	(143.2)				(100.5)	(71.3)	(175.0)					(729.4)		(421.0)		(682.8)
Current Assets
Cash and cash equivalents		0					0									0		0		0
Trade receivables, net		0	[1]				0	[2]								0	[1]	0	[2]
Inventories		(31.1)					(29.1)									(31.1)		(29.1)
Other current assets		10.9					(21.5)									10.9		(21.5)
Total current assets		(20.2)		(86.2)	(64.9)	(51.5)	(50.6)					(64.9)		(86.2)		(20.2)		(50.6)
Investment in subsidiaries		(8,313.3)					(7,608.5)									(8,313.3)		(7,608.5)
Intercompany receivables, net		(4,418.5)	[3]				(4,060.1)	[3]								(4,418.5)	[3]	(4,060.1)	[3]
Intercompany notes receivable		(2,446.7)					(2,377.9)	[3]								(2,446.7)		(2,377.9)	[3]
Property, plant and equipment, net		0					0									0		0
Goodwill		0					0									0		0
Other Intangible assets, net		0					0									0		0
Other noncurrent assets		0					0									0		0
Total assets		(15,198.7)		(14,915.3)	(14,615.4)	(14,418.4)	(14,097.1)					(14,615.4)		(14,915.3)		(15,198.7)		(14,097.1)
Liabilities [Abstract]
Current liabilities		0.1		(59.4)	(33.1)	(28.4)	(30.9)					(33.1)		(59.4)		0.1		(30.9)
Intercompany payables, net		(4,418.5)	[3]				(4,060.1)	[3]								(4,418.5)	[3]	(4,060.1)	[3]
Intercompany notes payable		(2,446.7)					(2,377.9)	[3]								(2,446.7)		(2,377.9)	[3]
Long-term debt		0					0									0		0
Other noncurrent liabilities		0					0									0		0
Total liabilities		(6,865.1)		(6,776.4)	(6,604.4)	(6,584.8)	(6,468.9)					(6,604.4)		(6,776.4)		(6,865.1)		(6,468.9)
Shareholders' equity
Stockholders' Equity Attributable to Parent		(8,333.6)		(8,138.9)	(8,011.0)	(7,833.6)	(7,628.2)					(8,011.0)		(8,138.9)		(8,333.6)		(7,628.2)
Total liabilities and shareholders' equity		(15,198.7)					(14,097.1)									(15,198.7)		(14,097.1)
Cash flow from operating activities
Net cash flow from operating activities						(7.6)					(50.7)	(29.0)	(65.6)	(33.9)	(74.0)	(59.1)		(124.1)		(86.8)
Cash flow from investing activities
Capital expenditures																0		0		0
Proceeds from sale of assets																0		0		0
Acquisition, net of cash acquired																		0
Proceeds from intercompany notes																(443.8)		(614.0)		(127.1)
Payments for intercompany notes																503.6		600.0
Intercompany receivable/payable, net																463.4		390.7		(49.9)
Proceeds from return of capital																(0.7)		(4.0)		(2.0)
Payments for equity contributions																3.1		12.8		5.5
Other, net																0		0		0
Net cash used by investing activities						248.5					216.0	160.9	262.3	325.2	296.7	525.6		385.5		(173.5)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount																0		0
Cash payments on debt with original maturities greater than 90 days																0		0		0
Payment of debt issue cost																0		0
Net increase/(decrease) in debt with original maturities of 90 days or less																0		0		0
Proceeds from intercompany notes																(503.6)		(600.0)
Payments for intercompany notes																443.8		614.0		127.1
Common stock purchased																0		0
Proceeds from issuance of common stock																0		0		0
Excess tax benefits from share-based payments																0		0		0
Cash dividends paid																0
Intercompany receivable/payable, net																(463.4)		(390.7)		49.9
Proceeds for equity contributions																(3.1)		(12.8)		(5.5)
Capital (contribution)/return																0.7		4.0		2.0
Payment for intercompany equity distribution																59.1		124.1		86.8
Net cash from/(used by) financing activities						(240.9)					(165.3)	(131.9)	(196.7)	(291.3)	(222.7)	(466.5)		(261.4)		260.3
Effect of exchange rate changes on cash																0		0		0
Net increase/(decrease) in cash and cash equivalents																0		0		0
Cash and cash equivalents, beginning of period	0					0					0	0	0	0	0	0		0		0
Cash and cash equivalents, end of period		0					0									0		0		0
Senior Notes Due May 2021 [Member]
Long-term Debt		600.0					600.0									600.0		600.0
Debt Instrument, Interest Rate, Stated Percentage		4.70%					4.70%									4.70%		4.70%
Senior Notes Due May 2022 [Member]
Long-term Debt		498.6		500.0			0							500.0		498.6		0
Debt Instrument, Interest Rate, Stated Percentage		4.70%							4.70%						4.70%	4.70%
Scenario, Previously Reported [Member]
Income Statement [Abstract]
Earnings before income taxes	208.4			88.8	113.0				100.9	61.0	162.5							406.0		543.4
Net earnings	143.8			70.2	77.9				65.9	39.1	110.4							261.2		403.0
Current Assets
Total current assets				2,464.6	2,393.6	2,293.9	2,260.7					2,393.6		2,464.6				2,260.7
Total assets				6,667.1	6,631.7	6,523.6	6,531.5					6,631.7		6,667.1				6,531.5
Liabilities [Abstract]
Current liabilities				1,176.9	1,444.2	1,452.8	1,027.4					1,444.2		1,176.9				1,027.4
Total liabilities				4,494.8	4,413.7	4,433.2	4,430.2					4,413.7		4,494.8				4,430.2
Shareholders' equity
Stockholders' Equity Attributable to Parent				2,172.3	2,218.0	2,090.4	2,101.3					2,218.0		2,172.3				2,101.3
Cash flow from operating activities
Net cash flow from operating activities						27.8					(1.0)	226.7	105.9	346.8	176.4			412.5		652.4
Cash flow from investing activities
Net cash used by investing activities						(2.6)					(288.4)	(35.9)	(306.5)	(60.4)	(332.2)			(363.5)		(113.3)
Cash flow from financing activities
Net cash from/(used by) financing activities						(14.9)					108.7	(99.7)	41.7	(109.9)	20.9			(202.0)		(234.5)
Scenario, Previously Reported [Member] | Parent Company [Member]
Income Statement [Abstract]
Earnings before income taxes	144.8			70.4	78.3				66.4	39.7	111.4							268.6		410.6
Net earnings	143.8			70.2	77.9				65.9	39.1	110.4							261.2		403.0
Current Assets
Total current assets				70.9	44.5	34.8	21.1					44.5		70.9				21.1
Total assets				6,524.6	6,467.9	6,343.4	6,209.4					6,467.9		6,524.6				6,209.4
Liabilities [Abstract]
Current liabilities				265.3	582.4	562.8	141.1					582.4		265.3				141.1
Total liabilities				4,352.3	4,249.9	4,253.0	4,108.1					4,249.9		4,352.3				4,108.1
Shareholders' equity
Stockholders' Equity Attributable to Parent				2,172.3	2,218.0	2,090.4	2,101.3					2,218.0		2,172.3				2,101.3
Cash flow from operating activities
Net cash flow from operating activities						(17.8)					(59.0)	5.7	(11.1)	(36.1)	(57.1)			303.4		211.2
Cash flow from investing activities
Net cash used by investing activities						0					(267.1)	0	(267.1)	0	(267.1)			(267.1)		0
Cash flow from financing activities
Net cash from/(used by) financing activities						24.3					166.6	(0.7)	66.7	36.1	126.7			(247.7)		(82.6)
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	182.6			72.1	112.5				93.7	65.6	189.3							433.1		536.3
Net earnings	146.9			70.8	99.5				71.5	52.6	158.1							368.5		484.0
Current Assets
Total current assets				586.9	627.7	594.3	582.0					627.7		586.9				582.0
Total assets				7,429.5	7,289.2	7,158.4	7,085.4					7,289.2		7,429.5				7,085.4
Liabilities [Abstract]
Current liabilities				418.9	367.3	318.0	399.1					367.3		418.9				399.1
Total liabilities				1,377.0	1,343.5	1,311.8	1,375.0					1,343.5		1,377.0				1,375.0
Shareholders' equity
Stockholders' Equity Attributable to Parent				6,052.5	5,945.7	5,846.6	5,710.4					5,945.7		6,052.5				5,710.4
Cash flow from operating activities
Net cash flow from operating activities						64.2					33.8	117.8	(12.5)	178.1	76.5			(73.4)		(17.5)
Cash flow from investing activities
Net cash used by investing activities						(13.7)					(14.0)	(37.3)	(23.3)	(55.0)	(39.5)			(55.2)		(61.8)
Cash flow from financing activities
Net cash from/(used by) financing activities						(40.3)					(13.8)	(78.1)	38.6	(122.9)	(34.4)			130.4		78.2
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	125.5			88.6	83.6				49.3	41.6	86.8							247.7		369.2
Net earnings	97.5			71.7	65.1				37.4	33.6	67.6							176.6		285.6
Current Assets
Total current assets				1,893.0	1,786.3	1,716.3	1,708.2					1,786.3		1,893.0				1,708.2
Total assets				2,804.0	2,767.1	2,756.4	2,613.4					2,767.1		2,804.0				2,613.4
Liabilities [Abstract]
Current liabilities				552.1	527.6	600.4	518.1					527.6		552.1				518.1
Total liabilities				717.6	701.8	769.4	695.6					701.8		717.6				695.6
Shareholders' equity
Stockholders' Equity Attributable to Parent				2,086.4	2,065.3	1,987.0	1,917.8					2,065.3		2,086.4				1,917.8
Cash flow from operating activities
Net cash flow from operating activities						(18.6)					24.2	103.2	129.5	204.8	157.0			182.5		458.7
Cash flow from investing activities
Net cash used by investing activities						11.1					(7.3)	1.4	(16.1)	(5.4)	(25.6)			(41.2)		(51.5)
Cash flow from financing activities
Net cash from/(used by) financing activities						1.1					(44.1)	(20.9)	(63.6)	(23.1)	(71.4)			(84.7)		(230.1)
Scenario, Previously Reported [Member] | Consolidation, Eliminations [Member]
Income Statement [Abstract]
Earnings before income taxes	(244.5)			(142.3)	(161.4)				(108.5)	(85.9)	(225.0)							(543.4)		(772.7)
Net earnings	(244.4)			(142.5)	(164.6)				(108.9)	(86.2)	(225.7)							(545.1)		(769.6)
Current Assets
Total current assets				(86.2)	(64.9)	(51.5)	(50.6)					(64.9)		(86.2)				(50.6)
Total assets				(10,091.0)	(9,892.5)	(9,734.6)	(9,376.7)					(9,892.5)		(10,091.0)				(9,376.7)
Liabilities [Abstract]
Current liabilities				(59.4)	(33.1)	(28.4)	(30.9)					(33.1)		(59.4)				(30.9)
Total liabilities				(1,952.1)	(1,881.5)	(1,901.0)	(1,748.5)					(1,881.5)		(1,952.1)				(1,748.5)
Shareholders' equity
Stockholders' Equity Attributable to Parent				(8,138.9)	(8,011.0)	(7,833.6)	(7,628.2)					(8,011.0)		(8,138.9)				(7,628.2)
Cash flow from operating activities
Net cash flow from operating activities						0					0	0	0	0	0			0		0
Cash flow from investing activities
Net cash used by investing activities						0					0	0	0	0	0			0		0
Cash flow from financing activities
Net cash from/(used by) financing activities						0					0	0	0	0	0			0		0
Restatement Adjustment [Member]
Income Statement [Abstract]
Earnings before income taxes	0			0	0				0	0	0							0		0
Net earnings	0			0	0				0	0	0							0		0
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				0	0	0	0					0		0				0
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				0	0	0	0					0		0				0
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						0					0	0	0	0	0			0		0
Cash flow from investing activities
Net cash used by investing activities						0					0	0	0	0	0			0		0
Cash flow from financing activities
Net cash from/(used by) financing activities						0					0	0	0	0	0			0		0
Restatement Adjustment [Member] | Parent Company [Member]
Income Statement [Abstract]
Earnings before income taxes	0			0	0				0	0	0							0		0
Net earnings	0			0	0				0	0	0							0		0
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				2,395.9	2,344.3	2,324.4	2,347.6					2,344.3		2,395.9				2,347.6
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				2,395.9	2,344.3	2,324.4	2,347.6					2,344.3		2,395.9				2,347.6
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						21.6					55.6	0.2	2.4	18.8	25.3			(297.9)		(198.7)
Cash flow from investing activities
Net cash used by investing activities						1.5					62.6	3.0	(0.9)	(67.1)	(59.4)			(57.9)		101.0
Cash flow from financing activities
Net cash from/(used by) financing activities						(23.1)					(118.2)	(3.2)	(1.5)	48.3	34.1			355.7		97.6
Restatement Adjustment [Member] | Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	(7.6)			(4.9)	(21.4)				(8.4)	(14.9)	(50.7)							(124.1)		(86.8)
Net earnings	(7.6)			(4.9)	(21.4)				(8.4)	(14.9)	(50.7)							(124.1)		(86.8)
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				2,406.8	2,355.2	2,335.3	2,353.5					2,355.2		2,406.8				2,353.5
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				2,406.8	2,355.2	2,335.3	2,353.5					2,355.2		2,406.8				2,353.5
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						(19.0)					17.9	27.7	86.0	12.3	71.5			371.7		406.7
Cash flow from investing activities
Net cash used by investing activities						(140.0)					(129.4)	(133.9)	(149.2)	(228.1)	(195.1)			(315.4)		(75.0)
Cash flow from financing activities
Net cash from/(used by) financing activities						159.0					111.5	106.2	63.2	215.8	123.6			(56.3)		(331.8)
Restatement Adjustment [Member] | Non-Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Earnings before income taxes	0			0	0				0	0	0							0		0
Net earnings	0			0	0				0	0	0							0		0
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				21.6	23.4	24.1	19.3					23.4		21.6				19.3
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				21.6	23.4	24.1	19.3					23.4		21.6				19.3
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						5.0					(22.8)	1.1	(22.8)	2.8	(22.8)			50.3		(121.2)
Cash flow from investing activities
Net cash used by investing activities						(110.0)					(149.2)	(30.0)	(112.2)	(30.0)	(42.2)			(12.2)		147.5
Cash flow from financing activities
Net cash from/(used by) financing activities						105.0					172.0	28.9	135.0	27.2	65.0			(38.0)		(26.1)
Restatement Adjustment [Member] | Consolidation, Eliminations [Member]
Income Statement [Abstract]
Earnings before income taxes	7.6			4.9	21.4				8.4	14.9	50.7							124.1		86.8
Net earnings	7.6			4.9	21.4				8.4	14.9	50.7							124.1		86.8
Current Assets
Total current assets				0	0	0	0					0		0				0
Total assets				(4,824.3)	(4,722.9)	(4,683.8)	(4,720.4)					(4,722.9)		(4,824.3)				(4,720.4)
Liabilities [Abstract]
Current liabilities				0	0	0	0					0		0				0
Total liabilities				(4,824.3)	(4,722.9)	(4,683.8)	(4,720.4)					(4,722.9)		(4,824.3)				(4,720.4)
Shareholders' equity
Stockholders' Equity Attributable to Parent				0	0	0	0					0		0				0
Cash flow from operating activities
Net cash flow from operating activities						(7.6)					(50.7)	(29.0)	(65.6)	(33.9)	(74.0)			(124.1)		(86.8)
Cash flow from investing activities
Net cash used by investing activities						248.5					216.0	160.9	262.3	325.2	296.7			385.5		(173.5)
Cash flow from financing activities
Net cash from/(used by) financing activities						$ (240.9)					$ (165.3)	$ (131.9)	$ (196.7)	$ (291.3)	$ (222.7)			$ (261.4)		$ 260.3

[1]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.